Other non-current liabilities - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) installment	Dec. 31, 2015 EUR (€)
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Non-current trade payables	$ 0	$ 0	$ 0	$ 3,257
Trade payables	13,023	13,023	18,358	9,498
Deferred revenue, non-current	1,293	1,293	1,940	1,940
Other revenue		10,910	10,998	7,863
Deferred revenue	740	740	335	1,222
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount	3,700	3,700		$ 5,368	€ 5,000,000
Number of installments | installment				3
Total debt				$ 4,744
Interest rate				0.0834
Non-current trade payables				$ 3,257
Trade payables	2,399	2,399	$ 5,061	$ 1,487
Supplier contract | Within one year
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount | €					€ 1,500,000
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue	121
Deferred revenue	$ 485	$ 485